Nationwide Life Insurance Company of America • Nationwide Provident VA Separate Account 1 • Nationwide Provident VLI Separate Account 1	Nationwide Life and Annuity Company of America • Nationwide Provident VA Separate Account A

Prospectus supplement dated April 6, 2009 to
Options Prospectus dated May 1, 2008
NLACA Market Street VIP/2 Prospectus dated May 1, 2008
VIP Extra Credit Prospectus dated May 1, 2002
NLICA Market Street VIP/2 Prospectus dated May 1, 2002
VIP Prospectus dated May 2, 1994
VIP Premier DCA Prospectus dated November 1, 2001
Options VIP Prospectus dated May 1, 2001
Single Premium Variable Life Insurance (SPVL and VLI) Prospectus dated May 1, 1987

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.           The Board of Trustees for the Nationwide Variable Insurance Trust has approved a merger pursuant to which the assets of the Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class IV will merge into the Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II, effective April 24, 2009.  As a result of this reorganization, effective April 24, 2009, the Nationwide Variable Insurance Trust: JPMorgan NVIT Balanced Fund: Class IV will no longer be available as an investment option in your contract and all references in your prospectus to Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class IV will mean Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II.

2.           Effective April 24, 2009, the following underlying mutual fund will be available in your contract:

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

For further information or forms, please contact Nationwide at the address and phone number shown on page 1 of your prospectus, or visit www.nationwide.com.